Note Rental expense and commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases, Operating
Operating Leases, Rent Expense, Net	$ 32.4	$ 35.9	$ 35.0